Label	Element	Value
BNY Mellon Emerging Markets Debt ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks high total return (consisting of income and capital appreciation).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of emerging markets issuers. The fund considers emerging markets issuers to be governments and their political subdivisions (including agencies, authorities, instrumentalities, sponsored enterprises, and supranational entities) of emerging markets countries and companies organized or with their principal place of business in, or that have a majority of their assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging market country. The fund considers an emerging market country to be a country that, at the time of purchase, is (i) classified as an emerging, frontier or developing economy by any supranational organization (such as the World Bank, International Monetary Fund, United Nations, or related entities), or (ii) considered an emerging market country for purposes of constructing a major emerging or frontier market securities index (such as J.P. Morgan, Bloomberg or ICE emerging market indices). The fund invests principally in fixed-income securities denominated in hard currencies, such as U.S. dollar, Euro, or pound sterling.

In constructing the fund’s portfolio, the fund's sub-adviser, Insight North America LLC (sub-adviser), focuses on identifying undervalued fixed-income markets, currencies, sectors and securities. The sub-adviser looks for fixed-income securities with the potential for credit upgrades, unique structural characteristics, or innovative features. The sub-adviser selects securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, and by actively trading among sectors and securities, focusing on sectors and individual securities that it considers to be relatively undervalued.

The fund may invest significantly in bonds rated below investment grade (i.e., Baa3/BBB- or lower) ("high yield" or "junk" bonds), or the unrated equivalent as determined by the fund's sub-adviser.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries and/or regions. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the Asian region, Latin American region, and Middle Eastern and African region.

The fund typically will sell a security if the fund's sub-adviser believes the security is overvalued from a valuation standpoint, another sector or country becomes relatively more attractive, and/or the sub-adviser expects the issuer’s fundamentals to deteriorate. The fund does not have any limitations regarding portfolio turnover and may engage in short-term trading in seeking to achieve its investment objective.

The fund may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage interest rate risk, to manage the effective duration or maturity of the fund's portfolio, or as part of a hedging strategy. The derivative instruments in which the fund may invest principally include futures and currency forward contracts.

The fund is non-diversified.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Since the fund does not have a full calendar year of operations
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
BNY Mellon Emerging Markets Debt ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Emerging Markets Debt ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Emerging Markets Debt ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Emerging Markets Debt ETF | · Fixed-income market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

BNY Mellon Emerging Markets Debt ETF | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline.  A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed rate fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

BNY Mellon Emerging Markets Debt ETF | · Credit risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

BNY Mellon Emerging Markets Debt ETF | · High yield securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to adverse changes in general economic conditions, to changes in the financial condition of the securities' issuers, and to changes in interest rates to a greater extent than those of higher rated securities.

BNY Mellon Emerging Markets Debt ETF | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

BNY Mellon Emerging Markets Debt ETF | · Foreign government obligations, debt obligations of supranational entities and sovereign debt obligations risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign government obligations, debt obligations of supranational entities and sovereign debt obligations risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations.

BNY Mellon Emerging Markets Debt ETF | · Emerging market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for the fund to exercise rights, pursue legal remedies, and obtain judgements in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

BNY Mellon Emerging Markets Debt ETF | · Frontier market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Frontier market risk: The risks associated with investments in frontier market countries include all the risks described above for investments in foreign securities and emerging markets, although the risks are magnified for frontier market countries. Because frontier markets are among the smallest, least mature and least liquid of the emerging markets, investments in frontier markets generally are subject to a greater risk of loss than investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in more developed markets.

BNY Mellon Emerging Markets Debt ETF | · Asia risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Asia risk: To the extent the fund invests significantly in securities issued by companies located in Asian countries, the fund's performance will be influenced by political, social and economic factors affecting the Asian region. Many Asian countries can be characterized as either emerging or newly industrialized economies and tend to experience more volatile economic cycles than developed countries. Asian economies are also frequently subject to the risks of undeveloped financial service sectors, high inflation, frequent currency fluctuations, devaluations, or restrictions, political and social instability, corruption, and less efficient markets. Economies of Asian countries may also be heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region. Companies in Asia may be subject to risks such as nationalization or other forms of government interference. Increased political and social unrest could adversely affect the performance of investments in this region.

BNY Mellon Emerging Markets Debt ETF | · Latin America Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Latin America Risk: To the extent the fund invests significantly in securities issued by companies located in Latin American countries, the fund's performance will be influenced by political, social and economic factors affecting the Latin American region. Many Latin American countries have experienced ongoing regional conflict, political corruption, protectionist measures, debt crises and defaults, sudden and large currency devaluation, intervention by the military in civilian and economic spheres, and/or substantial government influence over the private sector. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates, and investments in Latin American countries may be subject to currency risks. Additionally, many Latin American countries are highly reliant on the exportation of commodities, and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities, which could impact the value of the fund’s investments.

BNY Mellon Emerging Markets Debt ETF | · Middle East and Africa Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Middle East and Africa Risk: To the extent the fund invests significantly in securities issued by companies located in Middle Eastern and African countries, the fund's performance will be influenced by political, social and economic factors affecting the Middle Eastern and African region. Investments in Middle Eastern and African countries are susceptible to risks resulting from corruption, the expropriation and/or nationalization of assets, confiscatory taxation, political instability, territorial disputes, labor issues, widespread outbreaks of disease, and social instability as a result of religious, ethnic, and/or socioeconomic unrest. Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, religious tensions and/or defense concerns, which may adversely affect the economies of these countries. During periods of conflict, instability or upheaval, a country’s government may act in a detrimental or hostile manner toward private enterprise or foreign investment. These conditions may cause significant economic downturns in Middle Eastern and African countries, lowering the value of the fund’s investments in this region. Further, the economies of many Middle Eastern and African countries are largely dependent on commodities such as gold, silver, copper, diamonds, and oil, and their economies are vulnerable to changes in commodity prices, and fluctuations in demand for these commodities could significantly impact economies in this region.

BNY Mellon Emerging Markets Debt ETF | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. The market for below investment grade debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.

BNY Mellon Emerging Markets Debt ETF | · Issuer risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

BNY Mellon Emerging Markets Debt ETF | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

BNY Mellon Emerging Markets Debt ETF | · Derivatives risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

BNY Mellon Emerging Markets Debt ETF | · Futures risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.

BNY Mellon Emerging Markets Debt ETF | · Currency forward risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Currency forward risk: Currency forward contracts are derivative instruments pursuant to a contract with a counterparty to buy or sell a specific currency at a future date at a price set at the time of the contract. Not all forward contracts require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty. Foreign currency forward transactions include risks associated with fluctuations in foreign currency.

BNY Mellon Emerging Markets Debt ETF | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Management risk: The investment process and techniques used by the fund's sub-adviser could fail to achieve the fund's investment goal and may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

BNY Mellon Emerging Markets Debt ETF | · Cash transaction risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Cash transaction risk: Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the fund’s investments. As such, the fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which includes cash transaction costs. Therefore, the fund may recognize a capital gain on these sales that might not have been incurred if the fund had made a redemption in-kind. This may decrease the tax efficiency of the fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.

BNY Mellon Emerging Markets Debt ETF | · Authorized participants, market makers and liquidity providers risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BNY Mellon Emerging Markets Debt ETF | · Fluctuation of net asset value, share premiums and discounts risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

BNY Mellon Emerging Markets Debt ETF | · Trading issues risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

BNY Mellon Emerging Markets Debt ETF | · Portfolio turnover risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Portfolio turnover risk: The fund may engage in short-term trading which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.
BNY Mellon Emerging Markets Debt ETF | · New fund risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• New fund risk: The fund is newly organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

BNY Mellon Emerging Markets Debt ETF | · Non-diversification risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Non-diversification risk: The fund is non-diversified and, therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

BNY Mellon Emerging Markets Debt ETF | BNY Mellon Emerging Markets Debt ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMD
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 128

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.